Operating Leases (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022
Schedule of Operating Lease Cost

Individual components of the total lease cost incurred by the Company were as follows:

	Six Months Ended June 30, 2023	Six Months Ended June 30, 2022
	(Unaudited)	(Unaudited)
Operating lease expense	$747,698	$830,373
Individual components of the total lease cost incurred by the Company is as follows:
	Year Ended December 31, 2022	Year Ended December 31, 2021

Operating lease expense	$1,622,466	$1,333,916

Schedule of Future Minimum Lease Payments of Operating Lease

The Company’s amount of future minimum lease payments under operating leases are as follows:

Operating Leases
(Unaudited)
Undiscounted future minimum lease payments:
2023 (six months)	$538,112
2024	734,612
2025	468,745
2026	236,609
2027	73,823
Thereafter	81,691
Total	2,133,592
Amount representing imputed interest	(143,280)
Total operating lease liability	1,990,312
Current portion of operating lease liability	(947,657)
Operating lease liability, non-current	$1,042,655

The amount of future minimum lease payments under operating are as follows:

Operating Leases

Undiscounted future minimum lease payments:
2023	$1,545,103
2024	1,152,928
2025	887,061
2026	628,509
2027	137,383
Thereafter	81,691
Total	4,432,675
Amount representing imputed interest	(410,555)
Total operating lease liability	4,022,120
Current portion of operating lease liability	(1,368,016)
Operating lease liability, non-current	$2,654,104

Schedule of Operating Lease Right of Use Assets	Right of use assets are included in the consolidated Balance Sheet as follows:
	December 31, 2022	December 31, 2021

Non-current assets
Right of use assets, net of amortization	$3,623,078	$4,948,393

Theralink Technologies Inc [Member]
Schedule of Future Minimum Lease Payments of Operating Lease

Future base lease payments under the non-cancellable operating lease on June 30, 2023 are as follows:

Years ending June 30,	Amount
2024	$121,993
2025	125,652
2026	129,422
2027	134,179
2028	138,204
Thereafter	1,309,553
Total minimum non-cancellable operating lease payments	1,959,003
Less: discount to fair value	(794,465)
Total operating lease liability on June 30, 2023	$1,164,538

Future base lease payments under the non-cancellable operating lease on September 30, 2022 are as follows:

Years ending September 30,	Amount

2023	$119,310
2024	122,893
2025	126,580
2026	130,377
2027 and thereafter	1,549,130
Total minimum non-cancellable operating lease payments	2,048,290
Less: discount to fair value	(864,978)
Total operating lease liability on September 30, 2022	$1,183,312

Schedule of Financial Lease Right-of-use Assets

Financing lease right-of-use assets (“Financing ROU”) is summarized below:

	June 30, 2023	September 30, 2022

Financing ROU assets	$231,841	$231,841
Less accumulated depreciation	(201,663)	(166,887)
Balance of Financing ROU assets	$30,178	$64,954

Financing lease right-of-use assets (“Financing ROU”) is summarized below:

	September 30, 2022	September 30, 2021

Financing ROU assets	$231,841	$231,841
Less accumulated depreciation	(166,887)	(120,518)
Balance of Financing ROU assets	$64,954	$111,323

Schedule of Financing Lease Liability Related to Financing Right-of-use Assets

Financing lease liability related to the Financing ROU assets is summarized below:

	June 30, 2023	September 30, 2022

Financing lease payables for equipment	$231,841	$231,841
Total financing lease payables	231,841	231,841
Payments of financing lease liabilities	(183,318)	(143,456)
Total	48,523	88,385
Less: short term portion	(39,565)	(53,995)
Long term portion	$8,958	$34,390

Financing lease liability related to the Financing ROU assets is summarized below:

	September 30, 2022	September 30, 2021

Financing lease payables for equipment	$231,841	$231,841
Total financing lease payables	231,841	231,841
Payments of financing lease liabilities	(143,456)	(95,726)
Total	88,385	136,115
Less: short term portion	(53,995)	(47,730)
Long term portion	$34,390	$88,385

Schedule of Future Minimum Lease Payments Under Financing Lease

Future minimum lease payments under the financing lease agreements on June 30, 2023 are as follows:

Years ending June 30,	Amount
2024	$42,237
2025	9,164
Total minimum financing lease payments	51,401
Less: discount to fair value	(2,878)
Total financing lease payable on June 30, 2023	$48,523

Future minimum lease payments under the financing lease agreements on September 30, 2022 are as follows:

Years ending September 30,	Amount

2023	$62,762
2024	31,900
2025	4,185
Total minimum financing lease payments	98,846
Less: discount to fair value	(10,461)
Total financing lease payable on September 30, 2022	$88,385

Schedule of Operating Right-of-use Asset

Operating Right-of-use asset (“ROU”) is summarized below:

	June 30, 2023	September 30, 2022

Operating office lease	$1,212,708	$1,212,708
Less accumulated reduction	(95,539)	(57,847)
Balance of Operating ROU asset	$1,117,169	$1,154,861

Operating Right-of-use asset (“ROU”) is summarized below:

	September 30, 2022	September 30, 2021

Operating office lease	$1,212,708	$231,337
Less accumulated reduction	(57,847)	(62,673)
Balance of Operating ROU asset	$1,154,861	$168,664

Schedule of Operating Lease Liability Related to Right-of-use Assets

Operating lease liability related to the ROU asset is summarized below:

	June 30, 2023	September 30, 2022
Operating office lease	$1,212,708	$1,212,708
Total operating lease liability	1,212,708	1,212,708
Reduction of operating lease liability	(48,170)	(29,396)
Total	1,164,538	1,183,312
Less: short term portion	(29,880)	(25,551)
Long term portion	$1,134,658	$1,157,761

Operating lease liability related to the ROU asset is summarized below:

	September 30, 2022	September 30, 2021

Operating office lease	$1,212,708	$231,337
Total operating lease liability	1,212,708	231,337
Reduction of operating lease liability	(29,396)	(54,444)
Total	1,183,312	176,893
Less: short term portion	(25,551)	(42,411)
Long term portion	$1,157,761	$134,482